Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	Provision for income taxes
	Year Ended December 31,
	2023	2022	2021
			(Restated)
Income (loss) before income taxes	$(21,885,410)	$2,791,875	$(832,074)
Combined statutory income tax rate	26.14%	26.14%	27.00%
Income tax benefit at the statutory tax rate	(5,719,752)	729,657	(224,660)
Non-deductible expenses	8,384	15,626	273,784
Revaluation of warrant liabilities	1,181,962	(8,365,980)	(418,774)
Foreign exchange gain	360,003	(593,325)	-
Share based compensation	421,396	-	1,304,058
Impairment of goodwill	-	329,506	-
Effect of lower tax rate of subsidiary	-	-	(103,388)
Other	-	59,931	126,874
Change in unrecognized deferred tax asset	3,748,007	6,287,118	1,342,725
Deferred Income tax (recovery) provision	$-	$(1,537,467)	$2,300,619

Current income taxes in the income statement	$-	$-	$127,340
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(3,748,007)	$(7,824,585)	$2,089,839
Prior period adjustment	-	-	83,440
Change in unrecognized deferred tax asset	3,748,007	6,287,118	-
Deferred Income tax (recovery) provision	$-	$(1,537,467)	$2,173,279
Total income tax expense (recovery) for the year	$-	$(1,537,467)	$2,300,619

Schedule of Deferred Income Tax	Movement of deferred income tax in 2023
	January 1, 2023	Profit or loss	Other Comprehensive Income	Equity	December 31, 2023
Property, plant and equipment	$(5,030,883)	$5,030,883	$-	$-	$-
Right of use assets	(663,423)	45,039	-	-	(618,384)
Digital currencies	1,186,090	(1,186,090)	-	-	-
Lease liabilities	143,082	(143,082)	-	-	-
Non-capital losses	4,365,134	(3,746,750)	-	-	618,384
Non-capital losses - Canada	593,325	(185,959)	-	-	407,366
Unrealized foreign exchange gain - Canada	(593,325)	185,959	-	-	(407,366)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2022
	January 1, 2022	Profit or loss	Other Comprehensive Income	Equity	December 31, 2022
Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-
Movement of deferred income tax in 2021
	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	637,673	-	71,801	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551
Total	$(65,638)	$(2,174,598)	$(346,308)	$71,801	$(2,514,743)

Schedule of Deferred Tax Asset	As at December 31, 2023, 2022 and 2021, deductible timing differences available for which the Company has not recognized deferred tax asset are as follows:
	As at December 31, 2023	As at December 31, 2022	As at December 31, 2021
Property, plant and equipment	$4,699,113	$-	$-
Capital losses	11,951,649	-	-
Digital currencies	22,267	-	-
Share issue costs (Canada)	2,847,119	6,042,213	529,320
Stock based compensation	2,374,501	4,307,117	-
Lease liability	447,514	-	-
Other	315,521	-	-
Non-capital losses - USA	15,193,118	21,425,219	-
Non-capital losses - Canada	4,084,437	1,929,162	2,359,944
	$41,935,239	$33,703,711	$2,889,264